Maturity analysis for non-derivative financial liabilities (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2017	Dec. 31, 2016
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Borrowings and debt securities		₩ 62,723,018	₩ 64,214,727
Finance lease liabilities		556,276	731,788
Trade and other payables		8,804,741	8,602,407
Financial guarantee contracts	[1]	1,154,862	1,396,152
Non-derivative financial liabilities, undiscounted cash flows		73,238,897	74,945,074
Less than 1 year [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Borrowings and debt securities		10,748,437	10,613,185
Finance lease liabilities		174,534	175,512
Trade and other payables		5,867,729	5,464,234
Financial guarantee contracts	[1]	7,081	249,200
Non-derivative financial liabilities, undiscounted cash flows		16,797,781	16,502,131
1~2 Years [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Borrowings and debt securities		7,948,320	9,786,209
Finance lease liabilities		87,709	174,534
Trade and other payables		301,165	307,222
Financial guarantee contracts	[1]	18,054	40,617
Non-derivative financial liabilities, undiscounted cash flows		8,355,248	10,308,582
2~5 Years [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Borrowings and debt securities		21,331,394	19,353,498
Finance lease liabilities		185,284	229,495
Trade and other payables		698,289	660,426
Financial guarantee contracts	[1]	1,049,667	865,842
Non-derivative financial liabilities, undiscounted cash flows		23,264,634	21,109,261
More than 5 years [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Borrowings and debt securities		22,694,867	24,461,835
Finance lease liabilities		108,749	152,247
Trade and other payables		1,937,558	2,170,525
Financial guarantee contracts	[1]	80,060	240,493
Non-derivative financial liabilities, undiscounted cash flows		₩ 24,821,234	₩ 27,025,100

[1]	This represents the total guarantee amounts associated with the financial guarantee contracts. Financial guarantee liabilities which are recognized as of December 31, 2016 and 2017 are ￦29,665 million and ￦23,475 million, respectively.